Commitments and Contingencies (Details) - USD ($)				1 Months Ended	6 Months Ended
	Apr. 25, 2022	Mar. 23, 2022	Feb. 28, 2022	Mar. 23, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Non-refundable retainer			$ 350,000
Advisory fee		$ 1,750,000		$ 1,750,000
Percentage of total economics					35.00%
Cash fee	$ 7,600,000